Shareholder Fees {- Semiconductors Portfolio}	Nov. 12, 2021 USD ($)
02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 | Semiconductors Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none